Vessels, Net - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Property, Plant and Equipment [Abstract]
Interest costs capitalized	$ 0	$ 739	$ 104	$ 1,443